OTHER OPERATING INCOME (Tables)	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
Schedule of other income expenses

	2021	2020

Loss (Gain) on Disposals of Assets	$581,051	$(7,331,288)
Restructuring and Reorganization Expense	5,038,182	6,269,153
Loss on Settlement of Accounts Payable	574,877	314,242
Gain on Lease Terminations	(17,748,368)	(319,163)
Gain on Disposal of Assets Held For Sale	(12,338,123)	(8,439,967)
Other (Income) Expense	(806,921)	390,909

Total Other Operating Income	$(24,699,302)	$(9,116,114)